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                                                     hours per response.... 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-9078
                                   ---------------------
                           The Penn Street Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       83 General Warren Blvd., Suite 200,
                                Malvern, PA 19355
--------------------------------------------------------------------------------
(Address of principal executive offices)                (Zip code)

                           The Penn Street Fund, Inc.
                     Mr. George Chamberlain, Esq. Secretary
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-207-5175
                                                    --------------

Date of fiscal year end:   10/31/06
                           --------
Date of reporting period:  04/30/06
                           --------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Penn Street Funds

SEMI-ANNUAL REPORT

Dated April 30, 2006

o     Penn Street Sector Rotational Portfolio

o     Berkshire Advisors Select Equity Portfolio

The Penn Street Fund, Inc.
83 General Warren Boulevard
Suite 200
Malvern, Pennsylvania 19355
toll free: 866-207-5175

Dear Shareholder,

      I am pleased to report that Penn Street Fund sub-advisors continue to provide competitive risk adjusted performance. Each investment manager's quantitative and qualitative investment processes served them well against a backdrop of a generally inclining U.S. stock market for the fiscal semi-annual ending period of April 30, 2006.

      During the start of the fiscal semi-annual period (From November through December 2005), stock returns were relatively modest, but for the balance of the semi-annual period stocks soared in 2006 on the heels of positive earnings reports. First quarter 2006 economic news was largely fueled by significant economic growth, a surge in consumer confidence along with new job's reports; and growth in corporate earnings that was projected to hit double digits for the 16th consecutive quarter.

      The markets rewarded the good news handsomely in first quarter 2006. While small-capitalization stocks continued a recent year's trend of out-performing large-capitalization stocks, Penn Street large-cap managers provided strong returns. For the semi-annual period, the Penn Street Sector Rotational Portfolio Class A shares were up 12.17%, without the sales charge, and up 6.00% with the sales charge and the Berkshire Select Equity Portfolio Class A shares were up 18.86%, without the sales charge, and up 12.32% with the sales charge.

      Although it's been a bright six months overall, shareholders are cautioned to maintain a long term perspective. Positive six month reports are enjoyable but the key to successful investing is a constant assessment of ones risk tolerance, time horizon and specific goals. Whether your goal is retirement, a child or grandchild's education, each investor/shareholder has a unique set of circumstances. Regardless of circumstance, the less you heed from market pundits and other short term noise, the more likely you are to attain long-term goals.

      As always, we thank you for your faith and confidence in the Penn Street Funds.

                                                         Sincerely,
                                                         /s/ John G. Roman
                                                         John G. Roman President

THE PENN STREET FUND, INC.
PORTFOLIO HOLDINGS (Unaudited)
--------------------------------------------------------------------------------

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with such requirement.

PENN STREET SECTOR ROTATIONAL PORTFOLIO                                                          April 30, 2006
-----------------------------------------------------------------------------------------------------------------
                    Top Ten Holdings*                                           Asset Allocation
                    (% of Net Assets)                                          (% of Net Assets)
 Chubb Corp.                                      2.44%      Financial                                   22.69%
 Lam Research Corp.                               2.43%      Consumer, Cyclical                          15.94%
 Norfolk Southern Corp.                           2.42%      Industrial                                  15.71%
 Burlington Northern Santa Fe Corp.               2.39%      Energy                                       9.86%
 NVIDIA Corp.                                     2.39%      Basic Materials                              9.29%
 Lehman Brothers Holdings, Inc.                   2.35%      Technology                                   8.32%
 Prudential Financial, Inc.                       2.30%      Utilities                                    4.45%
 Circuit City Stores, Inc.                        2.26%      Communications                               4.11%
 Caterpillar, Inc.                                2.20%      Healthcare                                   3.32%
 Vulcan Materials Co.                             2.14%      Short-Term Investments                       3.19%
                                                             Consumer, Non-Cyclical                       3.03%
                                                             Other Assets less Liabilities, Net           0.09%
                                                 -----                                                  ------
                                                 23.32%                                                 100.00%
                                                 =====                                                  ======

*Excludes short term investments
-----------------------------------------------------------------------------------------------------------------


BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO                                                       April 30, 2006
-----------------------------------------------------------------------------------------------------------------
                    Top Ten Holdings*                                          Asset Allocation
                    (% of Net Assets)                                         (% of Net Assets)
 Seagate Technology                               3.67%      Financial                                   23.46%
 Norfolk Southern Corp.                           3.00%      Energy                                      17.87%
 Burlington Northern Santa Fe Corp.               2.93%      Industrial                                  15.45%
 Chubb Corp.                                      2.85%      Consumer, Cyclical                          14.32%
 CSX Corp.                                        2.84%      Basic Materials                             10.65%
 PACCAR, Inc.                                     2.65%      Utilities                                    7.34%
 Nucor Corp.                                      2.50%      Technology                                   3.67%
 Caterpillar, Inc.                                2.44%      Short-Term Investments                       3.07%
 Alcan, Inc.                                      2.41%      Communications                               1.74%
 Goldman Sachs Corp., Inc.                        2.21%      Consumer, Non-Cyclical                       1.51%
                                                             Other Assets less Liabilities, Net           0.92%
                                                 -----                                                  ------
                                                 27.50%                                                 100.00%
                                                 =====                                                  ======

*Excludes short term investments
----------------------------------------------------------------------------------------------------------------

THE PENN STREET FUNDS, INC.
ABOUT YOUR PORTFOLIO'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

Expenses
As a shareholder of the Penn Street Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of November 1, 2005, through April 30, 2006.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

-----------------------------------------------------------------------------------------------------------------
Penn Street Sector Rotational Portfolio                                                       Expenses Paid
                                                                                              During Period*
                                              Beginning                   Ending            November 1, 2005
                                            Account Value              Account Value             Through
                                           November 1, 2005           April 30, 2006         April 30, 2006
                                         ------------------------------------------------------------------------
Actual - Class A                              $ 1,000.00                $ 1,121.70               $  9.21

Hypothetical - Class A
  (5% return before expenses)                   1,000.00                  1,016.12                  8.75

Actual - Class C                              $ 1,000.00                $ 1,117.90               $ 13.13
Hypothetical - Class C
  (5% return before expenses)                   1,000.00                  1,012.40                 12.47
-----------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.75% for Class A and 2.50% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 12.17% for Class A and 11.79% for Class C for the six-month period of November 1, 2005, to April 30, 2006.

THE PENN STREET FUNDS, INC.
ABOUT YOUR PORTFOLIO'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Berkshire Advisors Select Equity Portfolio                                                    Expenses Paid
                                                                                              During Period*
                                             Beginning                    Ending            November 1, 2005
                                           Account Value               Account Value            Through
                                           November 1, 2005           April 30, 2006         April 30, 2006
                                         ------------------------------------------------------------------------
Actual - Class A                              $ 1,000.00                $ 1,188.60               $10.85

Hypothetical - Class A
  (5% return before expenses)                   1,000.00                  1,014.88                 9.99

Actual - Class C                              $ 1,000.00                $ 1,184.20               $14.89
Hypothetical - Class C
  (5% return before expenses)                   1,000.00                  1,011.16                13.71
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.00% for Class A and 2.75% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 18.86% for Class A and 18.42% for Class C for the six-month period of November 1, 2005, to April 30, 2006.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                         Shares          Value
                                                         ------          -----
COMMON STOCK--96.72%
  Aerospace & Defense--1.49%
    L-3 Communications Holdings, Inc.                     3,274      $   267,486
                                                                     -----------
  Agriculture--0.97%
    Archer-Daniels Midland Co.                            4,780          173,705
                                                                     -----------
  Auto Manufacturers--1.63%
    PACCAR, Inc.                                          4,056          291,748
                                                                     -----------
  Banks--3.98%
    PNC Financial Services Group                          5,160          368,785
    Suntrust Banks, Inc.                                  4,456          344,583
                                                                     -----------
                                                                         713,368
                                                                     -----------
  Biotechnology--1.83%
    Gilead Sciences, Inc. (a)                             5,704          327,980
                                                                     -----------
  Chemicals--2.00%
    Praxair, Inc.                                         6,392          358,783
                                                                     -----------
  Computers--2.72%
    Apple Computer, Inc. (a)                              2,370          166,825
    Hewlett-Packard Co.                                   9,875          320,641
                                                                     -----------
                                                                         487,466
                                                                     -----------
  Distribution & Wholesale--1.29%
    Ingram Micro, Inc. (a)                               12,512          230,096
                                                                     -----------
  Diversified Financial Services--1.73%
    Franklin Resources, Inc.                              3,329          309,996
                                                                     -----------
  Electric--2.05%
    MDU Resources Group, Inc.                            10,004          367,647
                                                                     -----------
  Electrical Components & Equipment--2.05%
    Emerson Electric Co.                                  4,315          366,559
                                                                     -----------
  Electronics--2.06%
    W.W. Grainger, Inc.                                   4,787          368,216
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2006 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                         Shares          Value
                                                         ------          -----
  Financial Services--8.48%
    Bear Stearns Companies, Inc.                          2,632      $   375,086
    CIT Group, Inc.                                       6,376          344,368
    Goldman Sachs Group, Inc.                             2,360          378,284
    Lehman Brothers Holdings, Inc.                        2,783          420,651
                                                                     -----------
                                                                       1,518,389
                                                                     -----------
  Gas--2.40%
    Energen Corp.                                         7,907          278,880
    Sempra Energy                                         3,260          150,025
                                                                     -----------
                                                                         428,905
                                                                     -----------
  Healthcare--Services--1.49%
    WellPoint, Inc. (a)                                   3,751          266,321
                                                                     -----------
  Home Builders--1.77%
    D.R. Horton, Inc.                                     5,110          153,402
    KB Home                                               2,660          163,776
                                                                     -----------
                                                                         317,178
                                                                     -----------
  Insurance--6.59%
    Chubb Corp.                                           8,492          437,678
    Ohio Casualty Corp.                                  11,170          331,191
    Prudential Financial, Inc.                            5,272          411,901
                                                                     -----------
                                                                       1,180,770
                                                                     -----------
  Iron & Steel Production--3.15%
    Nucor Corp.                                           2,069          225,149
    Reliance Steel and Aluminum Co.                       3,800          338,010
                                                                     -----------
                                                                         563,159
                                                                     -----------
  Machinery--Construction & Mining--2.20%
    Caterpillar, Inc.                                     5,196          393,545
                                                                     -----------
  Machinery--Diversified--2.03%
    Cummins, Inc.                                         3,474          363,033
                                                                     -----------
  Mining--4.14%
    Phelps Dodge Corp.                                    4,150          357,689
    Vulcan Materials Co.                                  4,516          383,679
                                                                     -----------
                                                                         741,368
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2006 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                         Shares          Value
                                                         ------          -----

  Miscellaneous Manufacturing--3.13%
    Harsco Corp.                                          4,458      $   371,574
    Illinois Tool Works, Inc.                             1,840          188,968
                                                                     -----------
                                                                         560,542
                                                                     -----------
  Oil & Gas--9.87%
    Anadarko Petroleum Corp.                              1,873          196,328
    Apache Corp.                                          3,526          250,522
    Chevron Corp.                                         3,699          225,713
    ConocoPhillips                                        5,050          337,845
    Exxon Mobil Corp.                                     4,964          313,129
    Marathon Oil Corp.                                    2,578          204,590
    Occidental Petroleum Corp.                            2,320          238,357
                                                                     -----------
                                                                       1,766,484
                                                                     -----------
  Retail--11.25%
    Circuit City Stores, Inc.                            14,096          405,260
    Costco Wholesale Corp.                                5,339          290,602
    Darden Restaurants, Inc.                              4,440          175,824
    Home Depot, Inc.                                      8,413          335,931
    JC Penney Co., Inc.                                   5,376          351,913
    Lowe's Companies, Inc.                                4,404          277,672
    Nordstrom, Inc.                                       4,630          177,468
                                                                     -----------
                                                                       2,014,670
                                                                     -----------
  Savings & Loans--1.90%
    Golden West Financial Corp.                           4,729          339,873
                                                                     -----------
  Semiconductors--5.60%
    Advanced Micro Devices, Inc. (a)                      4,326          139,946
    Lam Research Corp. (a)                                8,884          434,250
    NVIDIA Corp. (a)                                     14,642          427,839
                                                                     -----------
                                                                       1,002,035
                                                                     -----------
  Telecommunications--4.11%
    AT&T, Inc.                                           13,183          345,527
    Corning, Inc. (a)                                     7,670          211,922
    Qualcomm, Inc.                                        3,480          178,663
                                                                     -----------
                                                                         736,112
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Concluded)
April 30, 2006 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                         Shares          Value
                                                         ------          -----
  Transportation--4.81%

    Burlington Northern Santa Fe Corp.                    5,380      $   427,871
    Norfolk Southern Corp.                                8,033          433,782
                                                                     -----------
    Total Common Stocks (Cost $14,918,195)                               861,653
                                                                     -----------
                                                                      17,317,087
                                                                     -----------

SHORT TERM INVESTMENTS--3.19%
                                                      Principal
                                                        Amount
                                                        ------

  Money Market Funds--3.19%
    Harleysville National Bank Money Market Fund        571,014          571,014
                                                                     -----------
  Total Short-Term Investments (Cost $571,014)                           571,014
                                                                     -----------

Total Investments (Cost $15,489,209)--99.91%                          17,888,101
                                                                     -----------
Other Assets in Excess of Liabilities, Net 0.09%                          15,701
                                                                     -----------

Total Net Assets--100.00%                                            $17,903,802
                                                                     ===========

------
(a) Non-income producing security

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2006 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                         Shares          Value
                                                         ------          -----
COMMON STOCKS--96.01%
  Agriculture--1.51%
    Archer-Daniels Midland Co.                              900      $    32,706
                                                                     -----------
  Auto Manufacturers--2.65%
    PACCAR, Inc.                                            800           57,544
                                                                     -----------
  Banks--3.23%
    Keycorp                                                 700           26,754
    PNC Financial Services Group                            300           21,441
    US Bancorp                                              700           22,008
                                                                     -----------
                                                                          70,203
                                                                     -----------
  Building Materials--1.18%
    Lafarge North America, Inc.                             300           25,590
                                                                     -----------
  Canada--2.41%
    Alcan, Inc.                                           1,000           52,260
                                                                     -----------
  Chemicals--1.50%
    Dow Chemical Co.                                        800           32,488
                                                                     -----------
  Diversified Financial Services--1.18%
    Morgan Stanley                                          400           25,720
                                                                     -----------
  Electric--4.33%
    Constellation Energy Group, Inc.                        600           32,952
    Duke Energy Corp.                                       400           11,648
    FPL Group, Inc.                                         500           19,800
    TXU Corp.                                               600           29,778
                                                                     -----------
                                                                          94,178
                                                                     -----------
  Electric Utilities--1.31%
    DTE Energy Co.                                          700           28,546
                                                                     -----------
  Electrical Components & Equipment--3.67%
    Seagate Technology                                    3,000           79,680
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2006 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                         Shares          Value
                                                         ------          -----
  Financial Services--8.02%
    Bear Stearns Companies, Inc.                            300      $    42,753
    Goldman Sachs Group, Inc.                               300           48,087
    Lehman Brothers Holdings, Inc.                          300           45,345
    Merrill Lynch & Co., Inc.                               500           38,130
                                                                     -----------
                                                                         174,315
                                                                     -----------
  Gas--1.69%
    Sempra Energy                                           800           36,816
                                                                     -----------
  Home Builders--4.04%
    Centex Corp.                                            300           16,680
    D.R. Horton, Inc.                                       400           12,008
    KB Home                                                 300           18,471
    Lennar Corp.                                            400           21,972
    Pulte Homes, Inc.                                       500           18,675
                                                                     -----------
                                                                          87,806
                                                                     -----------
  Insurance--11.03%
    Allstate Corp.                                          400           22,596
    Chubb Corp.                                           1,200           61,848
    Lincoln National Corp.                                  800           46,464
    MBIA, Inc.                                              600           35,778
    Metlife, Inc.                                           500           26,050
    Prudential Financial, Inc.                              600           46,878
                                                                     -----------
                                                                         239,614
                                                                     -----------
  Iron & Steel Production--2.50%
    Nucor Corp.                                             500           54,410
                                                                     -----------
  Machinery--Construction & Mining--2.44%
    Caterpillar, Inc.                                       700           53,018
                                                                     -----------
  Mining--3.54%
    Alcoa, Inc.                                           1,000           33,780
    Phelps Dodge Corp.                                      500           43,095
                                                                     -----------
                                                                          76,875
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2006 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                         Shares          Value
                                                         ------          -----

  Miscellaneous Manufacturing--2.25%
    Ingersoll-Rand Co.                                      500      $    21,875
    Textron, Inc.                                           300           26,985
                                                                     -----------
                                                                          48,860
                                                                     -----------
  Oil & Gas--17.87%
    Amerada Hess Corp.                                      200           28,654
    Anadarko Petroleum Corp.                                400           41,928
    Apache Corp.                                            400           28,420
    Chevron Corp.                                           400           24,408
    ConocoPhillips                                          700           46,830
    Devon Energy Corp.                                      600           36,066
    Ensco International, Inc.                               500           26,745
    Exxon Mobil Corp.                                       500           31,540
    Marathon Oil Corp.                                      600           47,616
    Occidental Petroleum Corp.                              300           30,822
    Valero Energy Corp.                                     700           45,318
                                                                     -----------
                                                                         388,347
                                                                     -----------
  Retail--8.33%
    Home Depot, Inc.                                      1,100           43,923
    JC Penney Co., Inc.                                     600           39,276
    Limited Brands, Inc.                                  1,500           38,460
    Lowe's Companies, Inc.                                  700           44,135
    Sherwin-Williams Co.                                    300           15,282
                                                                     -----------
                                                                         181,076
                                                                     -----------
  Telecommunications--1.74%
    AT&T, Inc.                                              800           20,968
    Bellsouth Corp.                                         500           16,890
                                                                     -----------
                                                                          37,858
                                                                     -----------
  Transportation--9.59%
    Burlington Northern Santa Fe Corp.                      800           63,624
    CSX Corp.                                               900           61,641
    Norfolk Southern Corp.                                1,200           64,800
    Union Pacific Corp.                                     200           18,242
                                                                     -----------
                                                                         208,307
                                                                     -----------
    Total Common Stocks (Cost $1,815,139)                              2,086,217
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Concluded)
April 30, 2006 (Unaudited)                            The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                      Principal
                                                        Amount           Value
                                                        ------           -----
SHORT TERM INVESTMENTS--3.07%
  Money Market Funds--3.07%
    Harleysville National Bank Money Market Fund         66,795      $    66,795
                                                                     -----------
  Total Short-Term Investments (Cost $66,795)                             66,795
                                                                     -----------

Total Investments (Cost $1,881,934)--99.08%                            2,153,012
                                                                     -----------
Other Assets in Excess of Liabilities, Net 0.92%                          19,982
                                                                     -----------
Total Net Assets--100.00%                                            $ 2,172,994
                                                                     ===========

------
(a) Non-income producing security

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                  Penn Street       Berkshire
                                                    Sector           Advisors
                                                  Rotational      Select Equity
                                                  Portfolio         Portfolio
                                                --------------    --------------
ASSETS
 Investments in securities, at cost             $   15,489,209    $    1,881,934
 Investments in securities, at value                17,888,101         2,153,012
 Receivables:
   Capital shares sold                                      --            22,000
   Interest and dividends                               14,074             1,946
   Due from Advisor                                      9,024               400
   Prepaid expenses                                     26,976               370
                                                --------------    --------------
 Total Assets                                       17,938,175         2,177,728
                                                --------------    --------------
LIABILITIES
 Payables for:
   Administrator fees (Accounting,
     Distribution, Transfer Agent)                       5,855               695
   Distribution fees - Class A                           3,633               434
   Distribution fees - Class C                             101                 1
   Accrued Expenses                                     24,784             3,604
                                                --------------    --------------
   Total Liabilities                                    34,373             4,734
                                                --------------    --------------
NET ASSETS                                      $   17,903,802    $    2,172,994
                                                ==============    ==============
Net assets consist of:
 Common stock, $0.01 par value
   (1,000,000,000 shares authorized)            $       10,144    $        1,687
 Paid-in capital                                    14,946,076         1,824,017
 Undistributed net investment income/(loss)            (15,215)               37
 Accumulated net realized gain/(loss)
   on investments                                      563,905            76,175
 Net unrealized appreciation/(depreciation)
   on investments                                    2,398,892           271,078
                                                --------------    --------------
                                                $   17,903,802    $    2,172,994
                                                ==============    ==============

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                  Penn Street       Berkshire
                                                    Sector           Advisors
                                                  Rotational      Select Equity
                                                  Portfolio         Portfolio
                                                --------------    --------------
 CLASS A SHARES
 Net assets                                     $   17,780,527    $    2,171,716
                                                --------------    --------------
 Shares of beneficial interest issued and
   outstanding                                       1,007,401           168,668
                                                --------------    --------------
 Net asset value and redemption price per
   share ($17,780,527 / 1,007,401 shares,
   $2,171,716 / 168,668 shares, respectively)            17.65             12.88
                                                ==============    ==============
 Maximum offering price per share(1)
   ($17.65 / 0.945,
   $12.88 / 0.945, respectively)                $        18.68    $        13.63
                                                ==============    ==============
 CLASS C SHARES
 Net assets                                     $      123,275    $        1,278
                                                --------------    --------------
 Shares of beneficial interest issued
   and outstanding                                       7,005               101
                                                --------------    --------------
 Net asset value, offering and
   redemption(2) price per share(3)
  ($123,275 / 7,005 shares, $1,278 / 101
     shares, respectively)                      $        17.60    $        12.67
                                                ==============    ==============

(1)   Net asset value plus a sales charge of 5.50% of the offering price.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)   Net asset value calculation based on unrounded net assets and shares.

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND,  INC.
STATEMENTS OF OPERATIONS For the Period
Ended April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                 Penn Street       Berkshire
                                                   Sector           Advisors
                                                 Rotational      Select Equity
                                                 Portfolio         Portfolio
                                               --------------    --------------
INVESTMENT INCOME
  Interest                                     $       12,630    $        1,038
  Dividends                                            97,359            21,274
                                               --------------    --------------
    Total Income                                      109,989            22,312
                                               --------------    --------------
EXPENSES
  Advisory fees                                        71,397             9,174
  Administrator fees (Accounting,
    Distribution, Transfer Agent)                      28,559             3,670
  Custody fees                                          7,308             1,326
  Distribution fees -- Class A                         17,762             2,292
  Distribution fees -- Class C                            349                 6
  Professional fees                                    15,802             2,050
  Trustee fees                                          8,559             1,110
  Other operating expenses                             46,796             5,835
                                               --------------    --------------
    Total expenses before waivers and
      reimbursements                                  196,532            25,463
    Less: waivers and reimbursements                  (71,328)           (7,111)
                                               --------------    --------------

    Total expenses after waivers and
      reimbursements                                  125,204            18,352
Net Investment Income/(Loss)                          (15,215)            3,960
                                               --------------    --------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net realized gain on investments                    566,951            80,318
  Net change in unrealized appreciation
    on investments                                    942,897           225,229
  Net realized and unrealized gain on
    investments                                     1,509,848           305,547
                                               --------------    --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                    $    1,494,633    $      309,507
                                               ==============    ==============

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
April 30, 2006
--------------------------------------------------------------------------------

                                                                            Penn Street Sector
                                                                           Rotational Portfolio
                                                                   ------------------------------------
                                                                       For the
                                                                     Period Ended          For the
                                                                    April 30, 2006        Year Ended
                                                                     (Unaudited)       October 31, 2005
                                                                   ----------------    ----------------
INCREASE IN NET ASSETS
Operations:
  Net investment loss                                              $        (15,215)   $        (34,410)
  Net realized gain on investments                                          566,951             779,237
  Net increase in unrealized appreciation
    on investments                                                          942,897             417,886
                                                                   ----------------    ----------------
  Net increase in net assets resulting from operations                    1,494,633           1,162,713
                                                                   ----------------    ----------------
Dividends and distributions to shareholders from:
  Net investment income -- Class A (Note 6)                                      --                  --
  Net investment income -- Class C (Note 6)                                      --                  --
  Net realized capital gain -- Class A (Note 6)                            (744,610)           (267,270)
  Net realized capital gain -- Class C (Note 6)                              (3,263)                 (4)
                                                                   ----------------    ----------------
    Total dividends and distributions to shareholders                      (747,873)           (267,274)
                                                                   ----------------    ----------------
Capital share transactions:
  Increase in net assets derived from capital share transactions          6,040,281           3,510,540
                                                                   ----------------    ----------------
    Total increase in net assets                                          6,787,041           4,405,979

NET ASSETS
  Beginning of period                                                    11,116,761           6,710,782
                                                                   ----------------    ----------------
  End of period                                                    $     17,903,802    $     11,116,761
                                                                   ================    ================
  Undistributed net investment income                              $             --    $             --
                                                                   ================    ================

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
April 30, 2006
--------------------------------------------------------------------------------

                                                                            Berkshire Advisors
                                                                          Select Equity Portfolio
                                                                   ------------------------------------
                                                                       For the
                                                                     Period Ended          For the
                                                                    April 30, 2006        Year Ended
                                                                      (Unaudited)      October 31, 2005
                                                                   ----------------    ----------------
INCREASE IN NET ASSETS
Operations
  Net investment income                                            $          3,960    $          4,222
  Net realized gain on investments                                           80,318              71,697
  Net increase in unrealized appreciation
    on investments                                                          225,229              67,403
                                                                   ----------------    ----------------
  Net increase in net assets resulting from operations                      309,507             143,322
                                                                   ----------------    ----------------
Dividends and distributions to shareholders from:
  Net investment income -- Class A (Note 6)                                  (4,392)             (8,528)
  Net investment income -- Class C (Note 6)                                      (2)                 (7)
  Net realized capital gain -- Class A (Note 6)                             (75,195)            (92,082)
  Net realized capital gain -- Class C (Note 6)                                 (52)                (88)
                                                                   ----------------    ----------------
    Total dividends and distributions to shareholders                       (79,641)           (100,705)
                                                                   ----------------    ----------------
Capital share transactions:
  Increase in net assets derived from capital share transactions            394,557             505,756
                                                                   ----------------    ----------------
    Total increase in net assets                                            624,423             548,373

NET ASSETS
  Beginning of period                                                     1,548,571           1,000,198
                                                                   ----------------    ----------------
  End of period                                                    $      2,172,994    $      1,548,571
                                                                   ================    ================
  Undistributed net investment income                              $             37    $            471
                                                                   ================    ================

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                       Penn Street Sector Rotational Portfolio
                                          ----------------------------------------------------------------------------------------
                                            Class A           Class A       Class A
                                          ------------     ------------   ------------
                                          Period Ended
                                            4/30/2006       Year Ended     Year Ended    Year Ended     Year Ended     Year Ended
                                          (Unaudited)       10/31/2005     10/31/2004    10/31/2003     10/31/2002     10/31/2001
                                          ------------     ------------   ------------  ------------   ------------   ------------
Net Asset Value, beginning of period      $      16.77     $      15.10   $      13.11  $      10.39   $      10.67   $      12.25
                                          ------------     ------------   ------------  ------------   ------------   ------------
Income from Investment Operations:
  Net investment loss                            (0.02)           (0.06)         (0.08)        (0.10)         (0.09)         (0.04)
  Net realized and unrealized gain/(loss)
    on investments                                1.98             2.34           2.07          2.82          (0.19)         (1.54)
                                          ------------     ------------   ------------  ------------   ------------   ------------
    Total from Investment Operations              1.96             2.28           1.99          2.72          (0.28)         (1.58)
                                          ------------     ------------   ------------  ------------   ------------   ------------
Less Dividends and Distributions:
  Dividends from net investment
    income                                          --               --             --            --             --             --
  Distributions from net realized
     capital gains                               (1.08)           (0.61)            --            --             --             --
                                          ------------     ------------   ------------  ------------   ------------   ------------
    Total distributions and dividends            (1.08)           (0.61)            --            --             --             --
                                          ------------     ------------   ------------  ------------   ------------   ------------
Net asset value, end of period            $      17.65     $      16.77   $      15.10  $      13.11   $      10.39   $      10.67
                                          ============     ============   ============  ============   ============   ============
Total Return                                     12.17%(2)        15.33%         15.18%        26.18%         (2.62)%       (12.90)%
Ratios/Supplemental Data
  Net assets, end of period
    (in thousands)                        $     17,781     $     11,078   $      6,711  $      4,446   $      3,127   $      2,781
  Ratio of expenses to average net
    assets:
    before reimbursement of
      expenses by advisor                         2.75%(1)         2.82%          2.62%         2.40 %         2.23%          2.34%
    after reimbursement of
      expenses by advisor                         1.75%(1)         1.75%          1.75%         1.75 %         1.75%          1.75%
  Ratio of net investment income (loss)
    to average net assets:
    before reimbursement of
      expenses by advisor                        (1.21)%(1)       (1.46)%        (1.42)%       (1.54)%        (1.25)%        (0.38)%
    after reimbursement of
      expenses by advisor                        (0.21)%(1)       (0.39)%        (0.55)%       (0.89)%        (0.77)%         0.21%
Portfolio Turnover Rate                             59%             107%           133%          100%           137%           252%

------
(1)   Annualized
(2)   Not Annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                           Penn Street Rotational Portfolio Class C
                                                      -------------------------------------------------
                                                      Period Ended
                                                        4/30/2006          Year Ended      Period Ended**
                                                       (Unaudited)         10/31/2005       10/31/2004
                                                      ------------        ------------     ------------
Net Asset Value, beginning of period                     $ 16.78             $ 15.11          $ 14.64
                                                         -------             -------          -------
Income from Investment Operations:
  Net investment loss                                      (0.09)              (0.04)           (0.13)
  Net realized and unrealized gain on investments           1.99                2.32             0.60
                                                         -------             -------          -------
    Total from Investment Operations                        1.90                2.28             0.47
                                                         -------             -------          -------
Less Dividends and Distributions:
  Dividends from net investment income                        --                  --               --
  Distributions from net realized capital gains            (1.08)              (0.61)              --
                                                         -------             -------          -------
    Total distributions and dividends                      (1.08)              (0.61)              --
                                                         -------             -------          -------
Net asset value, end of period                           $ 17.60             $ 16.78          $ 15.11
                                                         =======             =======          =======
Total Return                                               11.79%(2)           15.31%            3.21%(2)
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)               $   123             $    39          $     0(3)
  Ratio of expenses to average net assets:
    before reimbursement of expenses by advisor             3.50%(1)            3.57%            3.37%(1)
    after reimbursement of expenses by advisor              2.50%(1)            2.50%            2.50%(1)
  Ratio of net investment income (loss) to
    average net assets:
    before reimbursement of expenses by advisor            (1.96%)(1)          (2.21)%        (2.17)%(1)
    after reimbursement of expenses by advisor             (0.96%)(1)          (1.14)%        (1.30)%(1)
Portfolio Turnover Rate                                       59%                107%             133%

**    Commenced operations on March 1, 2004
(1)   Annualized
(2)   Not annualized
(3)   Net assets as of October 31, 2004 were $103

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                        Berkshire Advisors Select Equity Portfolio Class A
                                                ----------------------------------------------------------------
                                                                           Class A
                                                ----------------------------------------------
                                                Period Ended
                                                  4/30/06          Year Ended       Year Ended      Period Ended
                                                (Unaudited)        10/31/2005       10/31/2004       10/31/2003*
                                                ----------         ----------       ----------       ----------
Net Asset Value, beginning of period            $   11.37           $   11.04        $   10.53        $   10.00
                                                ---------           ---------        ---------        ---------
Income from Investment Operations:
  Net investment income/(loss)                       0.03                0.04             0.06            (0.01)
  Net realized and unrealized gain/(loss)
    on investments                                   2.05                1.39             0.52             0.54
                                                ---------           ---------        ---------        ---------
    Total from Investment Operations                 2.08                1.43             0.58             0.53
                                                ---------           ---------        ---------        ---------
Less Dividends and Distributions:
  Dividends from net investment
    income                                          (0.03)              (0.09)           (0.01)              --
  Distributions from net realized capital
    gains                                           (0.54)              (1.01)           (0.06)              --
                                                ---------           ---------        ---------        ---------
    Total distributions and distributions           (0.57)              (1.10)           (0.07)              --
                                                ---------           ---------        ---------        ---------
Net asset value, end of period                  $   12.88           $   11.37        $   11.04        $   10.53
                                                =========           =========        =========        =========
Total Return                                        18.86%(2)           13.41%            5.49%            5.30%(2)

Ratios/Supplemental Data
  Net assets, end of period
    (in thousands)                              $   2,172           $   1,547        $     999        $     794
  Ratio of expenses to average net assets:
    before reimbursement of
      expenses by advisor                            2.19%(1)            3.64%            2.98%            2.72%(1)
    after reimbursement of
      expenses by advisor                            2.00%(1)            2.00%            2.00%            2.00%(1)
  Ratio of net investment income (loss)
    to average net assets:
    before reimbursement of
      expenses by advisor                            0.25%(1)           (1.28)%          (0.42)%          (0.85)%(1)
    after reimbursement of
      expenses by advisor                            0.44%(1)            0.36%            0.56%           (0.13)%(1)
Portfolio Turnover Rate                                78%                247%             107%              25%

*     Commenced operations on April 2, 2003
**    Commenced operations on March 1, 2004
(1)   Annualized
(2)   Not Annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                 Berkshire Advisors Select Equity Portfolio Class C
                                                                 ---------------------------------------------------
                                                                 Period Ended
                                                                   4/30/2006          Year Ended      Period Ended**
                                                                  (Unaudited)         10/31/2005      10/31/2004
                                                                  -----------         -----------     -----------
Net Asset Value, beginning of period                                $  11.22           $  10.97        $  11.49
                                                                    --------           --------        --------
Income from Investment Operations:
  Net investment loss                                                  (0.05)             (0.04)          (0.01)
  Net realized and unrealized gain/(loss) on investments                2.06               1.38           (0.51)
                                                                    --------           --------        --------
    Total from Investment Operations                                    2.01               1.34           (0.52)
                                                                    --------           --------        --------
Less Dividends and Distributions:
  Dividends from net investment income                                 (0.02)             (0.08)             --
  Distributions from net realized capital ga ins                       (0.54)             (1.01)             --
                                                                    --------           --------        --------
    Total distributions and dividends                                  (0.56)             (1.09)             --
                                                                    --------           --------        --------
Net asset value, end of period                                      $  12.67           $  11.22        $  10.97
                                                                    ========           ========        ========
                                                                       18.42%(2)          12.54%          (4.53)%

Ratios/Supplemental Data:
  Net assets, end of period (in thousands)                          $      1           $      1        $      1
  Ratio of expenses to average net assets:
    before reimbursement of expenses by advisor                         2.94%(1)           4.39%           3.73%(1)
    after reimbursement of expenses by advisor                          2.75%(1)           2.75%           2.75%(1)
  Ratio of net investment income (loss) to average net assets:
    before reimbursement of expenses by advisor                        (0.50%)(1)         (2.03)%         (1.17)%(1)
    after reimbursement of expenses by advisor                         (0.31%)(1)         (0.39)%         (0.19)%(1)
Portfolio Turnover Rate                                                   78%               247%            107%

*     Commenced operations on April 2, 2003
**    Commenced operations on March 1, 2004
(1)   Annualized
(2)   Not annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

NOTE (1) ORGANIZATION

The Penn Street Fund Inc. (the "Fund") was organized as a Maryland corporation on July 6, 1995. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund currently is authorized to issue one billion (1,000,000,000) shares of common stock, with a par value of $0.01 per share, and may classify multiple series. The Fund currently offers Class A and Class C of two series: the Berkshire Advisors Select Equity Portfolio and the Penn Street Sector Rotational Portfolio (each a "Portfolio" and collectively, the "Portfolios") are covered by this report. Each Class of shares has equal rights as to earning, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets. The investment objective of each Portfolio is set forth below.

The Penn Street Sector Rotational Portfolio (the "Sector Rotational Portfolio") commenced investment operations on August 30, 2000. The Sector Rotational Portfolio seeks long-term capital appreciation by allocating the portfolio's assets among various market and industry sectors.

The Berkshire Advisors Select Equity Portfolio (the "Select Equity Portfolio") commenced investment operations on April 2, 2003. The Select Equity Portfolio seeks to maximize total investment return by investing in a focused portfolio of predominately large capitalization stocks (greater than $6 billion).

The price of each Portfolio's shares will fluctuate daily and there can be no assurance that the Portfolios will be successful in achieving their stated investment objectives.

NOTE (2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America.

a) Security Valuation--Each Portfolio's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time (3:00 p.m. for securities of fixed income portfolios), on the day of valuation. Securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Other Assets and securities for which no quotations are readily available or for which the Fund's master investment adviser believes the valuation does not reflect market value are valued at fair value as determined in good faith by the Fund's master investment adviser under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost, which approximates fair market value. The Portfolios may value their held securities by using an independent pricing service.

b) Federal Income Taxes--No provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

c) Investment Transactions--Investment transactions are recorded based on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

d) Distributions to Shareholders--Each Portfolio generally declares dividends quarterly, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Portfolio may make a supplemental distribution subsequent to the end of its fiscal year ending October 31.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on the experience, the Fund expects the risk of loss to be remote.

NOTE (3) PURCHASES AND SALES OF INVESTMENTS

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended April 30, 2006:

Funds                                              Purchases           Sales
-----                                              ---------           -----
Penn Street Sector Rotational Portfolio          $13,180,656        $8,135,632
Berkshire Advisors Select Equity                   1,400,448         1,103,422

NOTE (4) INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS

a) Investment Advisory Agreement--Penn Street Investment Advisors, Inc. ("PSIA") serves as the Master Investment Advisor to each Portfolio under a "manager of managers" arrangement. The Board of Directors originally approved such arrangement in 2001. Under the Master Investment Advisory Agreement, PSIA is authorized to engage persons, subject to Board and shareholder approval, to serve the Portfolios as sub-advisers. Valley Forge Capital Advisors, Inc. ("Valley Forge Capital") currently serves as the sub-adviser to the Sector Rotational Portfolio and Berkshire Advisors, Inc. ("Berkshire Advisors") currently serves as the sub-adviser to the Select Equity Portfolio.

On July 27, 2005, the CITCO Group Limited (the "Citco Group"), the ultimate parent company of CQH, and a controlling interest person of PSIA, completed an internal change of its ownership structure at its top levels (the "CITCO Group Transaction"). Under federal securities laws, these changes in the ownership structure of the CITCO Group constituted a change in control of the CITCO Group, which operated to terminate the master investment advisory agreement dated March 2, 2005, as well as each Sub-Advisory Agreement to terminate. These terminations occurred automatically at the time of the CITCO Group Transaction pursuant to the requirements of Section 15 of the 1940 Act.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

To assure that PSIA could continue to oversee the investment operations of each Portfolio, the Board of Directors of the Fund approved an Interim Master Investment Advisory Agreement between the Fund and PSIA pursuant to the requirements of Rule 15a-4(b)(2) under the 1940 Act. In addition, the Board of Directors of the Fund also approved Interim Sub-Advisory Agreements (referred to collectively, with the Interim Master Investment Advisory Agreement, as the "Interim Agreements") pursuant to the same requirements of the 1940 Act. The Interim Agreements each became effective on July 27, 2005, following the termination of the March 2, 2005 agreements. The Interim Agreements continued for the shorter of: (i) the date on which a new Master Investment Advisory Agreement (the "New Master Agreement") and new Sub-Advisory Agreements (each, a "New Sub-Advisory Agreement" and collectively, the "New Sub-Advisory Agreements") were approved by the shareholders of each Portfolio in the manner required by the 1940 Act; or (ii) 150 days (i.e., until Saturday, December 24,
2005). The terms of the Interim Agreements required that any net compensation due PSIA, Valley Forge Capital and/or Berkshire Advisors under the Interim Agreements would be held in escrow in an interest bearing account at the Fund's custodian until such time as the shareholders of the applicable Portfolio approved the New Master Agreement and New Sub-Advisory Agreements. Shareholders approved the New Master Agreement and the New Sub-Advisory Agreements on December 15, 2005 and the new agreements were executed as of that date.

Under both the interim and the New Master Agreement, each Portfolio has paid PSIA a monthly fee equal to an annual rate of 0.25% and 1.00% for the Sector Rotational Portfolio and the Select Equity Portfolio, respectively. PSIA, through the sub-advisers it retains, provides each Portfolio with a continuous investment program and then selects brokers and dealers to effect security transactions for the Portfolios.

b) Sub-Advisory Agreements--Pursuant to the interim and New Sub-Advisory Agreement, Valley Forge Capital has agreed to provide the Sector Rotational Portfolio with day-to-day investment management services, including pro viding a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, The Fund pays Valley Forge Capital a monthly fee equal to the annual rate of 0.75% of the Sector Rotational Portfolio's average daily net assets.

G. Michael Mara is the founder, President and controlling shareholder of Valley Forge Capital. William R. Henry, CPA, and Dr. Philip P. Ripepi each own 4.9% of Valley Forge Capital. Mssrs. Mara, Henry and Ripepi are the members of RMH, LLC, which is the majority shareholder of PSIA. Accordingly, PSIA is an affiliate of Valley Forge Capital.

Pursuant to the interim and New Sub-Advisory Agreement, Berkshire Advisors has agreed to provide the Select Equity Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, PSIA pays Berkshire Advisors a monthly fee equal to the annual rate of 0.75% of the Select Equity Portfolio's average daily net assets. This fee is paid by PSIA from the fees it receives as Master Investment Advisor and not by the Select Equity Portfolio.

c) Expense Limitation Agreements--PSIA, each sub-advisor and other service providers to the Portfolios have vol untarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 1.75% of Class A shares and 2.50% of Class C shares of the Sector Rotational Portfolio and 2.00% of Class A shares and 2.75% of Class C shares of the Select Equity Portfolio. Accordingly, for the period ended April 30, 2006, PSIA waived fees and/or reimbursed expenses of $71,328 and $7,111 for the Sector Rotational Portfolio and the Select Equity Portfolio, respectively. These voluntary expense waivers and/or reimbursements may be terminated at any time without notice.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

d) Administration Agreement-- On September 1, 2001, the Fund's Board of Directors engaged Citco Mutual Fund Services, Inc. ("CMFS") as transfer and dividend disbursing agent, fund accounting agent and administrator to the Fund under a written agreement with the Fund of same date. CQH owns 85% of CMFS' stock and is a controlling shareholder of PSIA, the Fund's Master Investment Advisor. CQH also owns 38% of PSIA. Accordingly, CMFS and PSIA are affiliated parties. The services include the administration of the Fund's business affairs, dividend disbursing agent, preparation of certain Fund records and documents, record keeping and accounting services. For its services to the Fund, CMFS is paid a fee based on the aggregate assets of all the Portfolios, on a declining scale as follows: 0.40% annually of average daily net assets on the first $100 million in Fund assets, 0.30% annually of average daily net assets above $100 million and up to $200 million in Fund assets, 0.25% annually of average daily net assets above $200 million and up to $300 million in Fund assets, 0.20% annually of average daily net assets above $300 million and up to $500 million in Fund assets, and 0.15% annually of average daily net assets above $500 million in Fund assets.

NOTE (5) DISTRIBUTION PLANS

Citco Mutual Fund Distributors, Inc. (the "Distributor") serves as each Portfolio's principal distributor pursuant to a Distribution Agreement. The Distributor is a wholly-owned subsidiary of CMFS and an affiliate of PSIA.

Class A - The Class A shares of each Portfolio have adopted a Rule 12b-1 Distribution Plan (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Portfolio may make monthly payments at a maximum rate of 0.25% per annum of the average daily assets of each Portfolio's Class A shares for providing distribution and/or shareholder services. These services can include, but are not limited to promotion of the sale of each Portfolio's shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, payments to entities that provide personal service and account maintenance to accounts that hold shares of the respective Portfolios and to defray overhead expense of the Distributor incurred in connection with the promotion and sale of Fund shares.

Class C - The Class C shares of each Portfolio have adopted a Rule 12b-1 Distribution Plan (the "Class C Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan provides that each portfolio may make monthly payments at a maximum rate of 0.75% per annum of the average daily assets of each Portfolio's Class C shares for providing distribution and/or shareholder services. These services can include, but are not limited to promotion of the sale of each Portfolio's shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, payments to entities that provide personal service and account maintenance to accounts that hold shares of the respective Portfolios and to defray overhead expense of the Distributor incurred in connection with the promotion and sale of Fund shares.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

The Class C Plan also provides that each Portfolio will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the average net assets of each Portfolio's Class C shares. The servicing fee shall be used to pay, among other things, assisting in establishing and maintaining customer accounts and records, assisting with purchases and redemption requests, arranging for bank wires, monitoring dividend payments from the Fund on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Fund to the customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.

During the period ended April 30, 2006, the Distributor received Class Plan A payments of $17,762 and $2,292 in connection with the purchase of investment company shares by the Sector Rotational Portfolio and the Select Equity Portfolio, respectively.

During the period ended April 30, 2006, the Distributor received Class Plan C payments of $349 and $6 in connection with the purchase of investment company shares by the Sector Rotational Portfolio and the Select Equity Portfolio, respectively.

NOTE (6) TAX MATTERS

Net Investment income (loss) and net realized gains (losses) may differ for financial statement and federal income tax purposes primarily due to investments, which may have a different basis for financial statement and federal income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that each Portfolio recorded the income or realized gains.

The tax character of dividends and distributions for the period ended April 30, 2006:

                                                      Long-Term
                                       Ordinary        Capital         Total
                                        Income          Gains      Distributions
                                     ------------   ------------   ------------
Sector Rotational Portfolio          $         --   $    747,873   $    747,873

Select Equity Portfolio              $      4,394   $     75,247   $     79,641

The tax character of dividends and distributions during the last two fiscal years were as follows:

                                                            Long-Term
                                             Ordinary        Capital         Total
                                              Income          Gains      Distributions
                                           ------------   ------------   ------------
Sector Rotational Portfolio   10/31/2005   $         --   $    267,274   $    267,274
                              10/31/2004   $         --   $         --   $         --

Select Equity Portfolio       10/31/2005   $      8,535   $     92,170   $    100,705
                              10/31/2004   $      5,767   $         --   $      5,767

** The primary difference between book basis and tax basis, if any, is the treatment of short term capital gain distributions as ordinary income distributions for federal income tax purposes.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

The tax character of distributable earnings at October 31, 2005 was as follows:

                                                                      (Capital loss
                               Undistributed         Unrealized      Carryforwards)/         Total
                                 Ordinary          Appreciation/      Undistributed      Distributable
                                  Income          (Depreciation)          Gains             Earnings
                              ----------------   ----------------   ----------------   ----------------
Sector Rotational Portfolio   $        266,188   $      1,453,701   $        480,933   $      2,200,822

Select Equity Portfolio       $         70,751   $         41,706   $          4,967   $        117,424

The following information is based upon the federal income tax cost of investment securities as of October 31, 2005:

                                               Sector               Select
                                             Rotational             Equity
                                              Portfolio           Portfolio
                                          ----------------    ----------------
Gross Unrealized Appreciation             $      1,642,327    $         68,032
Gross Unrealized Depreciation             $       (188,626)   $        (26,326)
Net Unrealized Appreciation               $      1,453,701    $         41,706
Federal Income Tax Cost                   $      9,652,892    $      1,546,842

The Portfolios' tax-basis capital gains and losses are determined only at the end of each fiscal year. As of October 31, 2005, The Portfolios had no capital loss carryforwards for Federal income tax purposes.

NOTE (7) FUND SHARE TRANSACTIONS

The following table summarizes the activity in shares of each Fund:

                                                              Sector Rotational Portfolio
                                              -----------------------------------------------------------
                                                        Class A                        Class C
                                              -----------------------------------------------------------
                                                  Shares         Value           Shares         Value
                                              ------------    ------------    ------------   ------------
For the Period Ended April 30, 2006:
  Sold                                             348,472    $  6,021,937           4,508   $     78,000
  Reinvested                                        37,428         616,074             183          3,005
  Redeemed                                         (39,113)       (678,735)             --             --
                                              ------------    ------------    ------------   ------------
                                                   346,787    $  5,959,276           4,691   $     81,005
                                              ============    ============    ============   ============

For the Fiscal Year Ended October 31, 2005:
  Sold                                             315,315    $  5,144,442           2,295   $     39,078
  Reinvested                                        16,746         267,270              --*             4
  Redeemed                                        (115,797)     (1,940,254)             --             --
                                              ------------    ------------    ------------   ------------
                                                   216,264    $  3,471,458           2,295   $     39,082
                                              ============    ============    ============   ============

*     Less than 1 share reinvested (0.262)

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                               Select Equity Portfolio
                                              -----------------------------------------------------------
                                                        Class A                        Class C
                                              -----------------------------------------------------------
                                                  Shares         Value           Shares         Value
                                              ------------    ------------    ------------   ------------
For the Period Ended April 30, 2006:
  Sold                                              25,684    $    315,220              --            $--
  Reinvested                                         6,915          79,588               5             53
  Redeemed                                             (25)   $       (304)             --             --
                                              ------------    ------------    ------------   ------------
                                                    32,574         394,504               5   $         53
                                              ============    ============    ============   ============

For the Fiscal Year Ended October 31, 2005:
  Sold                                              51,990    $    578,210              --            $--
  Reinvested                                         6,936          75,325               9             95
  Redeemed                                         (13,381)   $   (147,874)             --             --
                                              ------------    ------------    ------------   ------------
                                                    45,545         505,661               9   $         95
                                              ============    ============    ============   ============

NOTE (8) OTHER TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of CMFS, the Fund's administrator, PSIA, the Fund's Master Investment Advisor, and the Distributor.

THE PENN STREET FUND, INC.
DIRECTORS AND OFFICERS (Unaudited)
April 30, 2006
--------------------------------------------------------------------------------

The directors and officers of the Fund are listed below. Directors and officers serve an indefinite term of office.

                                     Term of                                       Number
                        Position(s)  Office &         Principal                    of          Other
Name, Address &         Held with    Length of        Occupation(s) During         Portfolios  Directorships
Age                     the Fund     Time Served      Past 5 Years                 Overseen    Held
-----------------------------------------------------------------------------------------------------------------
John A. Lukan 83        Interested   Mr. Lukan been   Principal of Valley Forge    Two         None
General Warren          Director,    a Director       Capital Advisors, Inc.,
Blvd., Suite 200        Chairman     since April      since January 1, 2006.
Malvern, PA 19355                    2003.            Previously, President &
Age (43) (1)                                          CEO of CMFS, the
                                                      Distributor and PSIA
                                                      (June 1, 2003 until
                                                      August 2, 2005); also
                                                      President & CEO of Quaker
                                                      Securities, Inc.,
                                                      formerly a broker/ dealer
                                                      firm (from May 1999 until
                                                      August 2, 2005); Managing
                                                      Director, Citco Curacao,
                                                      from November 1993 to May
                                                      1999. BSc from St. Mary's
                                                      University in 1985. MBA,
                                                      St. Mary's University in
                                                      1987. Canadian Chartered
                                                      Accountant, 1991.
                                                      Chartered Financial
                                                      Analyst, 1999.
-----------------------------------------------------------------------------------------------------------------
James R. Brinton        Independent  Mr. Brinton has  Principal and Senior         Two         Independent
83 General Warren       Director     been a Director  Insurance Broker for                     Trustee of The
Blvd., Suiter 200                    since May 2002.  Robert J. McAllister                     Quaker Investment
Malvern, PA 19355                                     Agency, Inc., 123 West                   Trust, an open-end
Age 51                                                Lancaster Avenue, Wayne                  management
                                                      PA 19087, a commercial                   investment company.
                                                      insurance brokerage firm,
                                                      since 1979. BA in
                                                      business from Marietta
                                                      College; licensed as a
                                                      property and casualty
                                                      broker and life, accident
                                                      and health agent.
-----------------------------------------------------------------------------------------------------------------

(1) Mr. Lukan is considered an "interested person" of the Fund because until August 2, 2005, he was an executive officer and director of Citco Mutual Fund Services, Inc., the Fund's Administrator, Penn Street Investment Advisors, Inc., the Fund's Master Investment Advisor, and Citco Mutual Fund Distributors, Inc., the Fund's Principal Underwriter (the "Citco Mutual Group"). Mr. Lukan was also an executive officer of Quaker Securities, Inc., a broker/dealer firm that shares common ownership and directorships with the Citco Mutual Group. Since January 1, 2006, Mr. Lukan is a principal with Valley Forge Capital Advisors, Inc., the sub-advisor to the Sector Rotational Portfolio.

THE PENN STREET FUND, INC.
DIRECTORS AND OFFICERS (Unaudited) (Continued)
April 30, 2006
--------------------------------------------------------------------------------

                                     Term of                                       Number
                        Position(s)  Office &         Principal                    of          Other
Name, Address &         Held with    Length of        Occupation(s) During         Portfolios  Directorships
Age                     the Fund     Time Served      Past 5 Years                 Overseen    Held
-----------------------------------------------------------------------------------------------------------------
Richard W. Stevens      Independent  Mr. Stevens has  Chief Executive Officer,     Two         None
83 General Warren       Director     been a Director  Mill Creek Capital
Blvd., Suite 200                     since May 2002.  Advisors, LLC since April
Malven, PA 19355                                      2006. Principal with
Age 49                                                Hirtle Callaghan & Co.,
                                                      an investment advisory
                                                      firm, from January 2002
                                                      to April 2006. Principal
                                                      with the Vanguard Group,
                                                      High Net Worth Services
                                                      Group, from 1995 to 2001.
                                                      Partner with Price
                                                      Waterhouse and had his
                                                      own law practice. BA in
                                                      economics from Lafayette
                                                      College, Juris Doctorate
                                                      from Rutgers University
                                                      School of Law, and L.L.M.
                                                      (Masters in Taxation)
                                                      from Villanova School of
                                                      Law.
-----------------------------------------------------------------------------------------------------------------
C. Garrett              Independent  Mr. Williams     Chief Marketing Officer,     Two         None
Williams 83             Director     has been a       DG Capital Management,
General Warren                       Director since   Inc., Boston, MA, an
Blvd., Suite 200                     May 2002.        investment advisory firm,
Malven, PA 19355                                      since 2001. Senior Vice
Age 53                                                President--Client
                                                      Services, Fidelity
                                                      Management Trust Company,
                                                      Boston, MA, from 1997 to
                                                      2001. Over 25 years
                                                      investment industry
                                                      experience. BA degree in
                                                      Economics from Gettysburg
                                                      College, Gettysburg, PA.
-----------------------------------------------------------------------------------------------------------------
Edmund B. Pyle, III,    Independent  Mr. Pyle has     Partner in the law firm      Two         None
Esq. 83 General Warren  Director     been a Director  of Pyle and Mocha since
Blvd., Suite 200                     since May 2002.  January 1989. Temple
Malven, PA 19355 Age 66                               University School of Law,
                                                      Juris Doctorate, 1986.
                                                      Rensselar Polytechnic
                                                      Institute, completed PhD
                                                      coursework, 1969.
                                                      University of Arizona, MS
                                                      in mechanical
                                                      engineering, 1964.
                                                      Worcester Polytechnic
                                                      Institute, BS in
                                                      mechanical engineering,
                                                      1962.
-----------------------------------------------------------------------------------------------------------------

THE PENN STREET FUND, INC.
DIRECTORS AND OFFICERS (Unaudited) (Concluded)
April 30, 2006
--------------------------------------------------------------------------------

                                     Term of                                       Number
                        Position(s)  Office &         Principal                    of          Other
Name, Address &         Held with    Length of        Occupation(s) During         Portfolios  Directorships
Age                     the Fund     Time Served      Past 5 Years                 Overseen    Held
-----------------------------------------------------------------------------------------------------------------
John G. Roman 83        President    Mr. Roman has    President of Quaker          Two         None
General Warren                       served as        Funds, Inc. since March
Blvd., Suite 200                     President of     1, 2006. Director,
Malven, PA 19355                     the Fund since   President and CEO of PSIA
Age 53                               September 13,    (since March 2, 2005);
                                     2005             prior thereto, Manager,
                                                      Wealth Management
                                                      Division, The Bryn Mawr
                                                      Trust Company
                                                      (2001-2004); President,
                                                      Merrill Lynch Trust
                                                      Division (1989-2001).
-----------------------------------------------------------------------------------------------------------------
Paul Giorgio 83         Treasurer    Mr. Giorgio has  Chief Financial Officer,     Two         None
General Warren          and Chief    served as        CMFS since May 2001.
Blvd., Suite 200        Accounting   Treasurer to     Formerly, Chief
Malven, PA 19355        Officer      the Fund since   Financial Officer,
Age 42                               May, May, 2002   Quaker Securities, Inc.,
                                                      from 2000-2001. Chief
                                                      Financial Officer,
                                                      Declaration Service
                                                      Company, from 1997 to
                                                      2001.
-----------------------------------------------------------------------------------------------------------------
George M.               Sercretary   Mr. Chamberlain  General Counsel to CMFS,     Two         None
Chamberlain, Jr.,                    has served as    since December, 2004.
Esq. 83 General Warren               Secretary since  Prior thereto, Major
Blvd., Suite 200                     December, 2005   Gifts Officer,
Malven, PA 19355 Age                                  Alzheimer's Association
59                                                    of Delaware Valley; and
                                                      General Counsel,
                                                      Investor Force, Inc.
                                                      (2000-2003).
-----------------------------------------------------------------------------------------------------------------

THE PENN STREET FUND, INC.
ADDITIONAL INFORMATION
April 30, 2006
--------------------------------------------------------------------------------

The Penn Street Fund, Inc.
N-Q Disclosure & Proxy Voting Policies and Procedures
April 30, 2006 (Unaudited)

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio's vote proxies related to securities ("portfolio proxies") held by the Portfolios. A description of the Company's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 866-207-5175 and (ii) on the SEC's website at www.sec.gov. In addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Company's Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 866-207-5175 and (ii) on the SEC's website at www.sec.gov.

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Penn Street Funds this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Penn Street Funds' Forms N-Q will be available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Item 2. Code of Ethics.

Not Applicable at this time.

Item 3. Audit Committee Financial Expert.

Not Applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not Applicable at this time.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) within 90 days of the filing of this report, the registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Penn Street Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ John G. Roman
                          ------------------------------------------------------
                          John G. Roman, President

Date July 10, 2006
     -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John G. Roman
                          ------------------------------------------------------
                          John G. Roman, President
Date July 10, 2006
     -------------

By (Signature and Title)* /s/ Paul L. Giorgio
                          ------------------------------------------------------
                          Paul L. Giorgio, Treasurer
Date July 10, 2006
     -------------

o Print the name and title of each signing officer under his or her signature.